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Sweep Class Prospectus | SDIT GOVERNMENT FUND
GOVERNMENT FUND
Investment Goal
Preserve principal value and maintain a high degree of liquidity while providing current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sweep Class Prospectus SDIT GOVERNMENT FUND SDIT GOVERNMENT FUND - SWEEP CLASS
Management Fees	0.07%
Distribution (12b-1) Fees	none
Other Expenses	0.38%	[1]
Total Annual Fund Operating Expenses	0.45%
[1]	Other Expenses have been restated to reflect estimated fees and expenses for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Sweep Class Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - SWEEP CLASS | USD ($)	46	144	252	567

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully with cash or government securities. Government securities are obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities.

Using a top-down strategy and bottom-up security selection, the sub-adviser (the Sub-Adviser) seeks to invest in securities with a remaining maturity not greater than 397 calendar days that are marketable, liquid and offer competitive yields, and which are expected to result in the Fund's portfolio having an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. In making investment decisions, the Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. Currently, the Fund invests only in first-tier securities.

The Fund values its securities using amortized cost and seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Principal Risks
Performance Information

Sweep Class Shares of the Fund commenced operations on January 17, 2023. Because Sweep Class Shares of the Fund did not have a full calendar year of performance as of May 31, 2023, performance results for Sweep Class Shares have not been provided. For full calendar years through December 31, 2022, the performance of the Fund's Institutional shares is shown. The Fund's Institutional shares are offered in a separate prospectus. Because Sweep Class shares would have been invested in the same portfolio of securities, returns for Sweep Class shares would have been substantially similar to those of Institutional shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses. Because Sweep Class shares have higher expenses than Institutional shares, performance for Sweep Class shares would have been lower than that of Institutional shares. (Note: prior to January 17, 2023, Institutional shares were known as Class F shares.)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 0.80% (12/31/22) Worst Quarter: 0.00% (03/31/21) The Fund's Institutional shares total return from January 1, 2023 to March 31, 2023 was 1.02%.

Average Annual Total Returns (for the periods ended December 31, 2022)

The Fund's Sweep Class shares commenced operations on January 17, 2023, and therefore do not have performance history for a full calendar year. This table shows the Fund's Institutional shares' average annual returns for 1, 5 and 10 years, and since inception. Annual returns for the Sweep Class shares would have differed from the Institutional shares' returns that are shown only to the extent the Sweep Class shares do not have the same expenses as the Institutional shares.

Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Sweep Class Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - SWEEP CLASS	Government Fund	1.36%	1.07%	0.62%	2.13%	Oct. 27, 1995

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield. Additional information about SEI's money market funds is available on our website at http://www.seic.com/holdings.